Premiums and Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Premiums and Accounts Receivable
Insurance premiums receivable	$ 58,872	$ 57,685
Other receivables	16,916	15,560
Allowance for uncollectible amounts	(4,484)	(4,546)
Total	$ 71,304	$ 68,699